summary of significant accounting policies	12 Months Ended
Dec. 31, 2025
summary of significant accounting policies
summary of significant accounting policies
1	summary of significant accounting policies

Our consolidated financial statements are expressed in Canadian dollars. The generally accepted accounting principles that we apply are International Financial Reporting Standards, as issued by the International Accounting Standards Board (IFRS® Accounting Standards), and Canadian generally accepted accounting principles.

Generally accepted accounting principles require that we disclose the accounting policies we have selected in those instances in which we have been obligated to choose from among compliant policy options. In certain other instances, including those without a choice of policy options, we are also required to disclose how we have applied certain accounting policies. In the selection and application of accounting policies, our considerations include the fundamental qualitative characteristics of useful financial information, namely relevance and faithful representation. In our assessment, the accounting policy disclosures we are required to make are not all equally significant, as set out in the accompanying table; their relative significance for us will evolve over time, as we do.

These consolidated financial statements for each of the years ended December 31, 2025 and 2024, were authorized by our Board of Directors for issue on February 12, 2026.

Accounting policy requiring a more significant choice among policies and/or a more significant application of judgment
Accounting policy		Yes	No
General application
(a)	Consolidation		X
(b)	Use of estimates and judgments	X
(c)	Financial instruments – recognition and measurement		X
(d)	Hedge accounting		X
Results of operations focused
(e)	Revenue recognition	X
(f)	Depreciation, amortization and impairment	X
(g)	Translation of foreign currencies		X
(h)	Income and other taxes	X
(i)	Share-based compensation		X
(j)	Employee future benefit plans	X
Financial position focused
(k)	Cash and temporary investments, net		X
(l)	Inventories		X
(m)	Property, plant and equipment; intangible assets	X
(n)	Investments		X

(a)Consolidation

Our consolidated financial statements include our accounts and the accounts of all of our subsidiaries, of which the principal ones are: TELUS Communications Inc., TELUS Health Inc. and TELUS International (Cda) Inc. TELUS Communications Inc. includes substantially all of our mobile and fixed operations, excluding the digitally-led customer experience and digital enablement transformation provided through the customer care and business services business of TELUS International (Cda) Inc.

Our financing arrangements and those of our wholly owned subsidiaries do not impose restrictions on inter-corporate dividends.

On a continuing basis, we review our corporate organization and effect changes as appropriate so as to enhance the value of TELUS Corporation. This ongoing process can, and does, affect which of our subsidiaries are considered principal subsidiaries at any particular point in time.

       Denotes accounting policy requiring, for us, a more significant choice among accounting policies and/or a more significant application of judgment

(b)Use of estimates and judgments

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates, assumptions and judgments that affect: the reported amounts of assets and liabilities at the date of the financial statements; the disclosure of contingent assets and liabilities at the date of the financial statements; and the reported amounts and classification of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Estimates

Examples of the significant estimates and assumptions that we make, and their relative significance and degree of difficulty, are set out in the graphic below.

       Denotes accounting policy requiring, for us, a more significant choice among accounting policies and/or a more significant application of judgment

Judgments

Examples of our significant judgments, apart from those involving estimation, include the following:

●	Assessments regarding whether line items are sufficiently material to warrant separate presentation in the primary financial statements and, if not, whether they are sufficiently material to warrant separate presentation in the notes to the financial statements. In the normal course, we make changes to our assessments regarding materiality for presentation so that they reflect current economic conditions. Due consideration is given to the view that it is reasonable to expect differing opinions of what is, and is not, material.

Specifically, in the context of the statement of financial position, absent specific IFRS Accounting Standards disclosure requirements, our presentation generally disaggregates categories of assets and liabilities in excess of 5% of total assets and 5% of total liabilities, respectively, except in the instance of current assets and current liabilities in which the denominators are total current assets and total current liabilities, respectively.

●	In respect of revenue-generating transactions, we must make judgments that affect the timing of the recognition of revenue, as set out following:
●	We have millions of multi-year contracts with our customers and we must make judgments as to when we have satisfied our performance obligations to our customers, either over a period of time or at a specific point in time. Service revenues are recognized based on customers’ access to, or usage of, our telecommunications infrastructure; we believe this method faithfully represents the transfer of the services, and thus the revenues are recognized as the services are made available and/or rendered. We consider our performance obligations arising from the sale of equipment to have been satisfied when the equipment has been delivered to, and accepted by, the end-user customers (see (e) following).
●	Principally in the context of revenue-generating transactions involving mobile handsets, we must make judgments as to whether third-party re-sellers that deliver equipment to our customers are acting in the transactions as principals or as our agents. After due consideration of the relevant indicators, we have concluded that considering the re-sellers to be acting, solely for accounting purposes, as our agents more accurately represents the economic substance of these transactions, as we are the primary obligor to the end-user customers. As a result of this judgment, no equipment revenue is recognized when inventory is transferred to third-party re-sellers.
●	We compensate third-party re-sellers and our employees for generating revenues, and we must make judgments as to whether such sales-based compensation amounts are costs incurred to obtain contracts with customers that should be capitalized (see Note 20). We believe that compensation amounts tangentially attributable to obtaining a contract with a customer, because the amount of such compensation could be affected in ways other than by simply obtaining that contract, should be expensed as incurred; compensation amounts directly attributable to obtaining a contract with a customer should be capitalized and amortized on a systematic basis, consistent with the satisfaction of the associated performance obligations.

We must also exercise judgment as to the capitalization of costs incurred to fulfill revenue-generating contracts with customers. These fulfilment costs are associated with setting up, activating or otherwise implementing services involving access to, or usage of, our telecommunications infrastructure but would not otherwise be capitalized as property, plant, equipment and/or intangible assets (see Note 20).

●	The decision to depreciate and amortize any property, plant, equipment (including right-of-use lease assets) and intangible assets that are subject to amortization on a straight-line basis, as we believe that this method reflects the consumption of resources over the economic lifespan of those assets more faithfully than an accelerated method and is more representative of the economic substance of their underlying use.
●	The preparation of financial statements in accordance with generally accepted accounting principles requires management to make judgments which affect the financial statement disclosure of information regularly reviewed by our chief operating decision-maker that is used to make resource allocation decisions and to assess performance (segment information, Note 5).

       Denotes accounting policy requiring, for us, a more significant choice among accounting policies and/or a more significant application of judgment.

A significant judgment we have historically made is distinguishing between the operations and cash flows of our business units, including the allocation of both direct and indirect expenses and capital expenditures. It is often inherently difficult and objectively impractical to clearly distinguish between the operations and cash flows of our business units, as well as the assets from which their cash flows arise. This combination of difficulty and impracticality demonstrates the interdependence of our business units. During the year ended December 31, 2025, the TELUS health cash-generating unit was distinguished from the TELUS technology solutions cash-generating unit and was thus separately identified for impairment testing purposes (see Note 18(e)). As our businesses continue to evolve, new cash-generating units may also develop.

●	The view that the spectrum licences granted to us by Innovation, Science and Economic Development Canada (including spectrum licences that have been subordinated to us) will likely be renewed; that we intend to renew them; that we believe we have the financial and operational ability to renew them; and thus, that they have indefinite lives, as discussed further in Note 18(d).
●	During the annual impairment testing of intangible assets with indefinite lives and goodwill, judgment may be required in allocating our net assets (including shared corporate and administrative assets) to our cash-generating units when determining their carrying amounts.
●	In respect of claims and lawsuits, as discussed further in Note 29(a), the determination of whether an item is a contingent liability or whether an outflow of resources is probable and thus requiring the item be accounted for as a provision.

(c)Financial instruments – recognition and measurement

The following policies have been adopted in respect of the recognition and measurement of financial instruments:

●	Regular-way purchases or sales of financial assets or financial liabilities (those that require actual delivery) are recognized on the settlement date. We have selected this method, as the benefits of using the trade date method were not expected to exceed the costs of implementation.
●	Transaction costs, except for items held for trading, are added to the initial fair value of the acquired financial asset or financial liability. We have selected this method, as we believe that it results in better matching of the transaction costs with the periods benefiting from those costs.
●	A contract to receive renewable energy credits and the associated virtual power purchase agreement (which we enter into as part of our commitment to reduce our carbon footprint) are accounted for as distinct units of account. We have selected this method, as we believe the receipt of the renewable energy credits is an executory contract, while the virtual power purchase agreement meets the definition of a derivative.

(d)Hedge accounting

General

We apply hedge accounting to the financial instruments used to establish designated currency hedging relationships for certain U.S. dollar-denominated future purchase commitments and debt repayments, and designated electrical power purchase price hedging relationships, as set out in Note 4(a) and (d).

The purpose of hedge accounting, in respect of our designated hedging relationships, is to ensure that counterbalancing gains and losses are recognized in the same periods. We have chosen to apply hedge accounting, as we believe that it more faithfully depicts the economic substance of the underlying transactions.

       Denotes accounting policy requiring, for us, a more significant choice among accounting policies and/or a more significant application of judgment.

The application of hedge accounting requires a high correlation (indicating effectiveness) in the offsetting changes in the risk-associated values of the financial instruments (the hedging items) used to establish the designated hedging relationships and all, or a part, of the asset, liability or transaction with an identified risk exposure that we have taken steps to modify (the hedged items).

Hedge accounting – derivatives used to manage currency risk; derivatives used to manage interest rate risk

The anticipated effectiveness of designated hedging relationships is assessed at inception and their actual effectiveness is assessed for each subsequent reporting period. We consider a designated hedging relationship to be effective if the following critical terms match between the hedging item and the hedged item: the notional amount of the hedging item and the principal amount of the hedged item; maturity dates; payment dates; and interest rate index (if, and as, applicable).

Any ineffectiveness, such as might arise from differences between the notional amount of the hedging item and the principal amount of the hedged item, or from a previously effective designated hedging relationship becoming ineffective, is reflected in the Consolidated statements of income and other comprehensive income as Financing costs if in respect of long-term debt and as Goods and services purchased if in respect of U.S. dollar-denominated future purchase commitments, as set out in Note 4(i).

Hedge accounting – derivatives used to manage other price risk (see Note 2(a))

The anticipated effectiveness of designated hedging relationships is assessed at inception (January 1, 2025, for virtual power purchase agreements entered into prior to fiscal 2025) and their actual effectiveness is assessed for each subsequent reporting period. We consider a virtual power purchase agreement designated hedging relationship to be effective if the following critical terms match between the hedging item and the hedged item: the variable nature-dependent electricity notional amount of the hedging item and the variable notional amount of the hedged item; maturity dates; and payment dates.

Any ineffectiveness, such as might arise from differences between electricity consumed that is priced using the Alberta Interconnected Electrical System pool price, and that which is priced otherwise, or from a previously effective designated hedging relationship becoming ineffective, is reflected in the Consolidated statements of income and other comprehensive income as Goods and services purchased, as set out in Note 4(i).

Hedging assets and liabilities

In applying hedge accounting, a hedge value is recorded in the Consolidated statements of financial position representing the fair value of the hedging items. The net difference, if any, between amounts recognized in the determination of net income and amounts necessary to reflect the fair value of the designated cash flow hedging items recorded in the Consolidated statements of financial position is recognized as a component of Other comprehensive income, as set out in Note 11.

(e)Revenue recognition

General

We earn the majority of our TELUS technology solutions service revenues from access to, and usage of, our telecommunications infrastructure, including:

●	Mobile network (voice and data);
●	Fixed data services (which include: internet protocol; television; hosting, managed information technology and cloud-based services; and home and business security);
●	Fixed voice services; and
●	Health services.

       Denotes accounting policy requiring, for us, a more significant choice among accounting policies and/or a more significant application of judgment.

The majority of the balance of our TELUS technology solutions revenues (mobile equipment and other services; fixed equipment and other services; agriculture and consumer goods services (which include: software, data management and data analytics-driven smart-food chain and consumer goods technologies)) arises from providing services and products facilitating access to, and usage of, telecommunications infrastructure. Service revenues in our TELUS digital experience segment arise from the provision of digital customer experience solutions, including artificial intelligence and content management solutions.

We offer complete and integrated solutions to meet our customers’ needs. These solutions may involve deliveries of multiple services and products (our performance obligations) that occur at different points in time and/or over different periods of time; as referred to in (b), this is a significant judgment for us. As required, the performance obligations of these multiple-element arrangements are identified and the transaction price for the entire multiple-element arrangement is determined and allocated among the performance obligations based upon our relative stand-alone selling prices for each of them; our relevant revenue recognition policies are then applied, so that revenue is recognized when, or as, we satisfy the performance obligations. To the extent that variable consideration is included in determining the minimum transaction price, it is constrained to the “minimum spend” amount required in a contract with a customer. Service revenues arising from contracts with customers typically have variable consideration, because customers have the ongoing ability to both add and remove features and services, and because customer usage of our telecommunications infrastructure may exceed the base amounts provided for in their contracts.

For the purposes of IFRS 15, Revenue from Contracts with Customers, our contracts with customers are not considered to have significant financing components. With the exception of both equipment-related upfront payments that may be required under the terms of contracts with customers and in-store “cash and carry” sales of equipment and accessories, payments are typically due 30 days after the monthly billing date.

Multiple contracts with a single customer are normally accounted for as separate arrangements. When we enter into multiple contracts with a customer in a short period of time, the contracts are reviewed as a group to ensure that, as with multiple-element arrangements, their relative transaction prices are appropriate.

Lease accounting is applied to an accounting unit if it conveys the right to use a specific asset but does not convey the risks and/or benefits of ownership.

Revenues are recorded net of any value-added and/or sales taxes billed to the customer concurrent with a revenue-generating transaction.

We use the following revenue accounting practical expedients provided for in IFRS 15, Revenue from Contracts with Customers:

●	No adjustment of the contracted amount of consideration for the effects of financing components when, at the inception of the contract, we expect that the effect of the financing component is not significant at the individual contract level.
●	No deferral of contract acquisition costs when the amortization period for such costs would be one year or less.
●	When estimating minimum transaction prices allocated to any remaining unfulfilled, or partially unfulfilled, performance obligations, exclusion of amounts arising from contracts originally expected to have a duration of one year or less, as well as amounts arising from contracts under which we may recognize and bill revenue in an amount that corresponds directly with our completed performance obligations.

Contract assets

Many of our multiple-element arrangements arise from bundling the sale of equipment (e.g. a mobile handset) with a contracted service period. Although the customer receives the equipment at contract inception and the revenue from the associated completed performance obligation is recognized at that time, the customer’s payment for the equipment will effectively be received rateably over the contracted service period to the extent it is not received as a lump-sum amount at contract inception. The difference between the equipment revenue recognized and the associated amount cumulatively billed to the customer is recognized on the Consolidated statements of financial position as a contract asset and/or an unbilled customer finance receivable, depending upon the form of the contract.

       Denotes accounting policy requiring, for us, a more significant choice among accounting policies and/or a more significant application of judgment.

Contract assets may also arise when we give consideration to a customer. When we receive no identifiable, separable benefit for consideration given to a customer, the amount of the consideration is recognized as a reduction of revenue rather than as an expense. Such amounts are included in the determination of transaction prices for allocation purposes in multiple-element arrangements.

●	Some forms of consideration given to a customer, effectively at contract inception, such as rebates (including prepaid non-bank cards) and/or equipment, are considered to be performance obligations in a multiple-element arrangement. Although the performance obligation is satisfied at contract inception, the customer’s payment associated with the performance obligation will effectively be received rateably over the associated contracted service period. The difference between the revenue arising from the satisfied performance obligation and the associated amount cumulatively billed to the customer is recognized on the Consolidated statements of financial position as a contract asset.
●	Other forms of consideration given to a customer, either at contract inception or over a period of time, such as discounts (including prepaid bank cards), may result in us receiving no identifiable, separable benefit and thus are not considered performance obligations. Such consideration is recognized as a reduction of revenue rateably over the term of the contract. The difference between the consideration given and the associated amount recognized as a reduction of revenue is recognized on the Consolidated statements of financial position as a contract asset.

Contract liabilities

Advance billings are recorded when billing occurs before our provision of the associated services; such advance billings are recognized as revenue in the period in which the services and/or equipment are provided (see Note 24). Similarly, and as appropriate, upfront customer activation and connection fees are deferred and recognized over the average expected term of the customer relationship.

Costs of contract acquisition and contract fulfilment

Costs of contract acquisition (typically commissions) and costs of contract fulfilment are capitalized and recognized as an expense, generally over the life of the contract on a systematic and rational basis consistent with the pattern of the transfer of goods or services to which the contract asset relates. The amortization of such costs is included in the Consolidated statements of income and other comprehensive income as a component of Goods and services purchased, with the exception of amounts paid to our employees, which are included as a component of Employee benefits expense.

The total cost of mobile equipment sold to customers and advertising and promotion costs related to initial customer acquisition are expensed as incurred; the cost of equipment we own that is situated at customers’ premises and associated installation costs are capitalized as incurred. Costs of advertising production, advertising airtime and advertising space are expensed as incurred.

Voice and data

We recognize revenues on an accrual basis and include an estimate of revenues earned but unbilled. Mobile and fixed service revenues are recognized based upon access to, and usage of, our telecommunications infrastructure and upon contract fees.

Advance billings are recorded when billing occurs before our provision of the associated services; such advance billings are recognized as revenue in the period in which the services are provided. Similarly, and as appropriate, upfront customer activation and connection fees are deferred and recognized over the average expected term of the customer relationship.

We apply the liability method of accounting for the amounts of our quality-of-service rate rebates that arise from the jurisdiction of the Canadian Radio-television and Telecommunications Commission (CRTC).

       Denotes accounting policy requiring, for us, a more significant choice among accounting policies and/or a more significant application of judgment.

Other and mobile equipment

We recognize product revenues, including amounts related to mobile handsets sold to re-sellers and customer premises equipment, when the products are both delivered to, and accepted by, the end-user customers, irrespective of which supply channel delivers the product. With respect to mobile handsets sold to re-sellers, we consider ourselves to be the principal and primary obligor to the end-user customers. Revenues from operating leases of equipment are recognized on a systematic and rational basis (normally a straight-line basis) over the term of the lease. We recognize revenues that arise from employee and family assistance programs and from software solutions (including benefits administration) in the accounting period in which they are provided.

We recognize revenues that arise from our provision of digital experience solutions, including artificial intelligence and content management solutions, in the accounting period in which they are provided, typically on a per-productive hour or per-transaction basis.

(f)Depreciation, amortization and impairment

Depreciation and amortization

Property, plant and equipment (including right-of-use lease assets) are depreciated on a straight-line basis over their estimated useful lives (lease terms for right-of-use lease assets), as determined by a continuing program of asset life studies. Depreciation includes the amortization of leasehold improvements, which are typically amortized over the shorter of their expected average service lives or lease terms. Intangible assets with finite lives (intangible assets subject to amortization) are amortized on a straight-line basis over their estimated useful lives, with annual reviews and adjustments made as appropriate. As referred to in (b), the use of a straight-line basis for depreciation and amortization is a significant judgment for us.

The estimated useful lives for the majority of our property, plant and equipment (including right-of-use lease assets) subject to depreciation and intangible assets subject to amortization are as follows:

Estimated useful lives
Property, plant and equipment (including right-of-use lease assets) subject to depreciation
Network assets
Outside plant	17 to 40 years
Inside plant	4 to 25 years
Mobile site equipment	5 to 7 years
Real estate right-of-use lease assets	5 to 20 years
Balance of depreciable property, plant and equipment and right-of-use lease assets	3 to 40 years
Intangible assets subject to amortization
Customer contracts and related customer relationships	4 to 15 years
Fixed subscriber base	25 years
Software	3 to 10 years
Access to rights-of-way, crowdsource assets and other	5 to 30 years

Impairment – general

Impairment testing involves comparing the carrying amounts of the assets or cash-generating units being tested with their recoverable amounts (defined as the greater of an asset’s or a cash-generating unit’s value in use or its fair value less costs of disposal); as referred to in (b), this is a significant estimate for us. Impairment losses are recognized immediately when the carrying amount exceeds the recoverable amount. Should the recoverable amounts of previously impaired assets or cash-generating units subsequently increase, the earlier impairment losses may be reversed, with the exception of any impairment losses related to goodwill. Such reversals are permitted only to the extent that the reversal is not a result of “unwinding of the discount” and does not cause the resulting carrying amounts to exceed what they would have been if no impairment losses had been recognized previously.

       Denotes accounting policy requiring, for us, a more significant choice among accounting policies and/or a more significant application of judgment.

Impairment – property, plant and equipment; intangible assets subject to amortization

A continuing program of asset life studies evaluates factors such as the timing of technological obsolescence, competitive pressures, future infrastructure utilization plans, and climate; these evaluations may indicate that an asset’s carrying amount may not be recoverable, in which case an impairment loss is recognized.

Impairment – intangible assets with indefinite lives; goodwill

The carrying amounts of intangible assets with indefinite lives and goodwill are tested for impairment periodically. The frequency of testing is inversely related to the stability of relevant events and circumstances, with a minimum of annual testing being required; we have selected December as the time of our annual test.

Our intangible assets with indefinite lives are assessed by comparing the recoverable amounts of our cash-generating units to their carrying amounts, including allocated intangible assets with indefinite lives but excluding any allocated goodwill. To the extent that the carrying amount of a cash-generating unit, including allocated intangible assets with indefinite lives but excluding any allocated goodwill, exceeds its recoverable amount, the excess amount would be recorded as a reduction of the carrying amount of intangible assets with indefinite lives.

Following the assessment of intangible assets with indefinite lives, we assess goodwill by comparing the recoverable amounts of our cash-generating units (or group of cash-generating units) to their carrying amounts (including the intangible assets with indefinite lives and any allocated goodwill). To the extent that the carrying amount of a cash-generating unit, including the intangible assets with indefinite lives and the allocated goodwill, exceeds its recoverable amount, the excess amount would first be recorded as a reduction of the carrying amount of goodwill (see Note 18 (e)) and any remaining amount would then be recorded as a reduction of the carrying amounts of the assets of the cash-generating unit on a pro-rated basis.

(g)Translation of foreign currencies

Trade transactions completed in foreign currencies are translated into Canadian dollars at the exchange rates prevailing at the time of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into Canadian dollars at the exchange rate in effect at the statement of financial position date, with any resulting gains or losses recorded in the Consolidated statements of income and other comprehensive income as a component of Financing costs, as set out in Note 9. Hedge accounting is applied in specific instances, as discussed in (d) above.

For certain of our subsidiaries with functional currencies other than the Canadian dollar, foreign exchange gains and losses arising from the translation of their accounts into Canadian dollars are reported as a component of other comprehensive income, as set out in Note 11.

       Denotes accounting policy requiring, for us, a more significant choice among accounting policies and/or a more significant application of judgment.

(h)Income and other taxes

We follow the liability method of accounting for income taxes; as referred to in (b), this is a significant estimate for us. Under this method, current income taxes are recognized for the estimated income taxes payable for the current year. Deferred income tax assets and liabilities are recognized for temporary differences between the tax and accounting bases of assets and liabilities, and also for any benefits of losses and Investment Tax Credits available to be carried forward to future years for tax purposes that are more likely than not to be realized. The amounts recognized in respect of deferred income tax assets and liabilities are based upon the expected timing of the reversal of temporary differences or the usage of tax losses and the application of the substantively enacted tax rates at the time of reversal or use.

We account for any changes in substantively enacted income tax rates affecting deferred income tax assets and liabilities in full in the period in which the changes are substantively enacted. We account for changes in the estimates of tax balances for prior years as estimate revisions in the period in which changes in the estimates arise; we have selected this approach, as its emphasis on the statement of financial position is more consistent with the liability method of accounting for income taxes.

Our operations are complex and the related domestic and foreign tax interpretations, regulations, legislation and jurisprudence are continually changing. As a result, there are usually some tax matters in question that result in uncertain tax positions. We recognize the income tax benefit of an uncertain tax position only when it is more likely than not that the ultimate determination of the tax treatment of the position will result in that benefit being realized; however, this does not mean that tax authorities cannot challenge these positions. We accrue an amount for interest charges on current tax liabilities that have not been funded, which would include interest and penalties arising from uncertain tax positions. We include such charges in the Consolidated statements of income and other comprehensive income as a component of Financing costs.

Our research and development activities may be eligible to earn Investment Tax Credits, for which the determination of eligibility is a complex matter. We recognize Investment Tax Credits only when there is reasonable assurance that the ultimate determination of the eligibility of our research and development activities will result in the Investment Tax Credits being received, at which time they are accounted for using the cost reduction method, whereby such credits are deducted from the expenditures or assets to which they relate, as set out in Note 10(c).

(i)Share-based compensation

General

When share-based compensation vests in its entirety at a single point in time (cliff-vesting), we recognize the expense on a straight-line basis over the vesting period. When share-based compensation vests in tranches (graded-vesting), we recognize the expense using the accelerated attribution method. An estimate of forfeitures during the vesting period is made at the date of grant of share-based compensation; this estimate is adjusted to reflect actual experience.

       Denotes accounting policy requiring, for us, a more significant choice among accounting policies and/or a more significant application of judgment.

Restricted share units

For restricted share units with neither an equity settlement feature nor market performance conditions, as set out in Note 14(b), we accrue a liability equal to the product of the number of vesting restricted share units multiplied by the fair market value of the corresponding Common Shares at the end of the reporting period. Similarly, we accrue a liability for the notional subset of our restricted share units without an equity settlement feature and with market performance conditions, determining their fair value using a Monte Carlo simulation. Restricted share units with an equity settlement feature are accounted for as equity instruments. The expense for restricted share units that do not ultimately vest is reversed against the expense that was previously recorded in their respect.

Share option awards

A fair value for share option awards is determined at the date of grant and is recognized in the financial statements. When share option awards are exercised, both the proceeds and the recognized grant-date fair values are credited to share capital. As set out in Note 14(d), share option awards that have a net-equity settlement feature are accounted for as equity instruments. We have selected the equity instrument fair value method of accounting for the net-equity settlement feature, as it is consistent with the accounting treatment applied to the associated share option awards.

(j)Employee future benefit plans

Defined benefit plans

We accrue amounts for our obligations under employee defined benefit plans and the related costs, net of plan assets. The cost of pensions and other retirement benefits is actuarially determined using the accrued benefit method pro-rated on service, based on management’s best estimates of both the rate of future increases in compensation and the retirement ages of employees. In the determination of net income, net interest for each plan, which is the product of the plan’s surplus (deficit) multiplied by the discount rate, is included as a component of Financing costs, as set out in Note 9.

An amount reflecting the difference between the discount rate and the actual rate of return on plan assets is included as a component of employee defined benefit plan re-measurements within Other comprehensive income, as set out in Note 11 and Note 15. The maximum economic benefit available from the plans’ assets is determined based on reductions in future contributions to the plans.

The defined benefit plan key assumptions are assessed and revised as appropriate at least annually; as referred to in (b), these are significant estimates for us.

       Denotes accounting policy requiring, for us, a more significant choice among accounting policies and/or a more significant application of judgment.

Defined contribution plans

We apply defined contribution accounting for the Telecommunication Workers Pension Plan and the British Columbia Public Service Pension Plan, which cover certain of our employees and provide defined benefits to their members. In the absence of any regulations governing the calculation of the share of the underlying financial position and plan performance attributable to each employer-participant, and in the absence of contractual agreements between the plans and the employer-participants related to the financing of any shortfall (or distribution of any surplus), we account for these plans as defined contribution plans, in accordance with International Accounting Standard 19, Employee Benefits.

(k)Cash and temporary investments, net

Cash and temporary investments, which may include investments in money market instruments purchased three months or less from maturity, are presented net of outstanding items, including cheques written but not cleared by banks as at the statement of financial position date. When the total amount of all cheques written but not cleared by banks exceeds the amount of cash and temporary investments, the net amount is classified as a liability. This liability classification may also include overdraft amounts drawn on our bilateral bank facilities, which revolve daily and are discussed further in Note 22.

(l)Inventories

Inventories primarily consist of mobile handsets, parts and accessories, which totalled $376 million as at December 31, 2025 (2024 – $528 million), and communications equipment held for resale. These inventories are valued at the lower of cost and net realizable value, with cost being determined on an average cost basis. Costs of goods sold for the year ended December 31, 2025, totalled $2.4 billion (2024 – $2.5 billion).

(m)Property, plant and equipment; intangible assets

General

Property, plant and equipment and intangible assets are recorded at historical cost, which for self-constructed property, plant and equipment includes materials, direct labour and applicable overhead costs. For internally developed internal-use software, the historical cost recorded includes materials, direct labour and direct labour-related costs. Where property, plant and equipment construction projects are of sufficient size and duration, an amount is capitalized for the cost of funds used to finance construction, as set out in Note 9. The rate of interest used for calculating the capitalized financing cost is based on the weighted average cost of borrowing that we experience during the reporting period.

Upon the sale of property, plant and/or equipment, the net book value is netted against the sale proceeds and the resulting difference, as set out in Note 7, is included in the Consolidated statements of income and other comprehensive income as a component of Other income.

       Denotes accounting policy requiring, for us, a more significant choice among accounting policies and/or a more significant application of judgment.

Asset retirement obligations

Provisions for liabilities, as set out in Note 25, are recognized for statutory, contractual or legal obligations, normally when incurred, associated with the retirement of property, plant and equipment (primarily certain items of outside plant and mobile site equipment) when those obligations result from the acquisition, construction, development and/or normal operation of the assets; as referred to in (b), this is a significant estimate for us. The obligations are initially measured at fair value using present value methodology, with the resulting costs capitalized as a part of the carrying amount of the related asset. In subsequent periods, the provisions for these liabilities are adjusted for discount accretion, changes in market-based discount rates and changes in the amount or timing of the underlying future cash flows. The capitalized asset retirement cost is depreciated on the same basis as the related asset and the discount accretion, as set out in Note 9, is included in the Consolidated statements of income and other comprehensive income as a component of Financing costs.

(n)Investments

We account for our investments in companies over which we have significant influence, as discussed further in Note 21, using the equity method of accounting, whereby the investments are initially recorded at cost and subsequently adjusted to recognize our share of earnings or losses of the investee companies and any earnings distributions received. The excess of the cost of an equity investment over its underlying book value at the initial date of investment, excluding goodwill, is amortized over the estimated useful lives of the underlying assets to which the excess cost is attributed; subsequent investments in associates do not result in the attribution of excess cost.

Similarly, we account for our interests in the real estate joint ventures, as discussed further in Note 21, using the equity method. Unrealized gains and losses resulting from transactions with the real estate joint ventures, including non-monetary contributions, are deferred in proportion to our remaining interest in the real estate joint ventures.

Other long-term investments are accounted for at fair value, unless they are investment securities that do not have either quoted market prices in an active market or other clear and objective evidence of fair value. When we do not account for our other long-term investments at their fair values, we apply the cost basis of accounting, whereby the investments are initially recorded at cost, and earnings from those investments are recognized only to the extent received or receivable. A significant or prolonged decline in the value of an investment that is classified as one of our other long-term investments results in an adjustment of its carrying value to its estimated fair value.

       Denotes accounting policy requiring, for us, a more significant choice among accounting policies and/or a more significant application of judgment.